Distribution Date:	05/12/23	CD 2017-CD4 Mortgage Trust
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017-CD4
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Controlling Class Rep.	RREF III Debt AIV, L.P.
Specially Serviced Loan Detail - Part 2	24		-
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515DAM6	2.012000%	28,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515DAN4	3.030000%	90,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515DAP9	3.317000%	53,102,000.00	43,005,583.30	885,943.44	118,874.60	0.00	0.00	1,004,818.04	42,119,639.86	35.59%	30.00%
A-3	12515DAQ7	3.248000%	192,000,000.00	177,004,960.39	0.00	479,093.43	0.00	0.00	479,093.43	177,004,960.39	35.59%	30.00%
A-4	12515DAR5	3.514000%	234,483,000.00	234,483,000.00	0.00	686,644.39	0.00	0.00	686,644.39	234,483,000.00	35.59%	30.00%
A-M	12515DAT1	3.746000%	70,573,000.00	70,573,000.00	0.00	220,305.38	0.00	0.00	220,305.38	70,573,000.00	25.57%	21.75%
B	12515DAU8	3.947000%	36,355,000.00	36,355,000.00	0.00	119,577.65	0.00	0.00	119,577.65	36,355,000.00	20.41%	17.50%
C	12515DAV6	4.349000%	39,564,000.00	39,564,000.00	0.00	143,386.53	0.00	0.00	143,386.53	39,564,000.00	14.79%	12.88%
D	12515DAF1	3.300000%	44,910,000.00	44,910,000.00	0.00	123,502.50	0.00	0.00	123,502.50	44,910,000.00	8.41%	7.63%
E	12515DAG9	3.300000%	21,386,000.00	21,386,000.00	0.00	58,811.50	0.00	0.00	58,811.50	21,386,000.00	5.37%	5.13%
F	12515DAH7	3.300000%	8,554,000.00	8,554,000.00	0.00	23,523.50	0.00	0.00	23,523.50	8,554,000.00	4.16%	4.13%
G*	12515DAJ3	3.300000%	35,286,789.00	29,294,689.41	0.00	64,339.39	0.00	0.00	64,339.39	29,294,689.41	0.00%	0.00%
VRR	N/A	4.663988%	45,022,523.00	37,112,123.95	46,628.61	143,388.34	0.00	0.00	190,016.95	37,065,495.34	0.00%	0.00%
S	12515DBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515DAL8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,450,312.00	742,242,357.05	932,572.05	2,181,447.21	0.00	0.00	3,114,019.26	741,309,785.00

X-A	12515DAS3	1.224612%	669,372,000.00	525,066,543.69	0.00	535,835.55	0.00	0.00	535,835.55	524,180,600.25
X-B	12515DAA2	0.507492%	75,919,000.00	75,919,000.00	0.00	32,106.90	0.00	0.00	32,106.90	75,919,000.00
X-D	12515DAB0	1.363988%	44,910,000.00	44,910,000.00	0.00	51,047.25	0.00	0.00	51,047.25	44,910,000.00
X-E	12515DAC8	1.363988%	21,386,000.00	21,386,000.00	0.00	24,308.54	0.00	0.00	24,308.54	21,386,000.00
X-F	12515DAD6	1.363988%	8,554,000.00	8,554,000.00	0.00	9,722.96	0.00	0.00	9,722.96	8,554,000.00
X-G	12515DAE4	1.363988%	35,286,789.00	29,294,689.41	0.00	33,298.00	0.00	0.00	33,298.00	29,294,689.41
Notional SubTotal			855,427,789.00	705,130,233.10	0.00	686,319.20	0.00	0.00	686,319.20	704,244,289.66

Deal Distribution Total					932,572.05	2,867,766.41	0.00	0.00	3,800,338.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515DAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515DAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515DAP9	809.86748710	16.68380551	2.23860872	0.00000000	0.00000000	0.00000000	0.00000000	18.92241422	793.18368159
A-3	12515DAQ7	921.90083536	0.00000000	2.49527828	0.00000000	0.00000000	0.00000000	0.00000000	2.49527828	921.90083536
A-4	12515DAR5	1,000.00000000	0.00000000	2.92833335	0.00000000	0.00000000	0.00000000	0.00000000	2.92833335	1,000.00000000
A-M	12515DAT1	1,000.00000000	0.00000000	3.12166664	0.00000000	0.00000000	0.00000000	0.00000000	3.12166664	1,000.00000000
B	12515DAU8	1,000.00000000	0.00000000	3.28916655	0.00000000	0.00000000	0.00000000	0.00000000	3.28916655	1,000.00000000
C	12515DAV6	1,000.00000000	0.00000000	3.62416667	0.00000000	0.00000000	0.00000000	0.00000000	3.62416667	1,000.00000000
D	12515DAF1	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
E	12515DAG9	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	12515DAH7	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	12515DAJ3	830.18858446	0.00000000	1.82332799	0.45969045	10.04855755	0.00000000	0.00000000	1.82332799	830.18858446
VRR	N/A	824.30129360	1.03567297	3.18481352	0.01896273	0.41452364	0.00000000	0.00000000	4.22048649	823.26562063
S	12515DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515DAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515DAS3	784.41665276	0.00000000	0.80050488	0.00000000	0.00000000	0.00000000	0.00000000	0.80050488	783.09310854
X-B	12515DAA2	1,000.00000000	0.00000000	0.42290994	0.00000000	0.00000000	0.00000000	0.00000000	0.42290994	1,000.00000000
X-D	12515DAB0	1,000.00000000	0.00000000	1.13665665	0.00000000	0.00000000	0.00000000	0.00000000	1.13665665	1,000.00000000
X-E	12515DAC8	1,000.00000000	0.00000000	1.13665669	0.00000000	0.00000000	0.00000000	0.00000000	1.13665669	1,000.00000000
X-F	12515DAD6	1,000.00000000	0.00000000	1.13665653	0.00000000	0.00000000	0.00000000	0.00000000	1.13665653	1,000.00000000
X-G	12515DAE4	830.18858446	0.00000000	0.94363928	0.00000000	0.00000000	0.00000000	0.00000000	0.94363928	830.18858446

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	118,874.60	0.00	118,874.60	0.00	0.00	0.00	118,874.60	0.00
A-3	04/01/23 - 04/30/23	30	0.00	479,093.43	0.00	479,093.43	0.00	0.00	0.00	479,093.43	0.00
A-4	04/01/23 - 04/30/23	30	0.00	686,644.39	0.00	686,644.39	0.00	0.00	0.00	686,644.39	0.00
X-A	04/01/23 - 04/30/23	30	0.00	535,835.55	0.00	535,835.55	0.00	0.00	0.00	535,835.55	0.00
X-B	04/01/23 - 04/30/23	30	0.00	32,106.90	0.00	32,106.90	0.00	0.00	0.00	32,106.90	0.00
X-D	04/01/23 - 04/30/23	30	0.00	51,047.25	0.00	51,047.25	0.00	0.00	0.00	51,047.25	0.00
X-E	04/01/23 - 04/30/23	30	0.00	24,308.54	0.00	24,308.54	0.00	0.00	0.00	24,308.54	0.00
X-F	04/01/23 - 04/30/23	30	0.00	9,722.96	0.00	9,722.96	0.00	0.00	0.00	9,722.96	0.00
X-G	04/01/23 - 04/30/23	30	0.00	33,298.00	0.00	33,298.00	0.00	0.00	0.00	33,298.00	0.00
A-M	04/01/23 - 04/30/23	30	0.00	220,305.38	0.00	220,305.38	0.00	0.00	0.00	220,305.38	0.00
B	04/01/23 - 04/30/23	30	0.00	119,577.65	0.00	119,577.65	0.00	0.00	0.00	119,577.65	0.00
C	04/01/23 - 04/30/23	30	0.00	143,386.53	0.00	143,386.53	0.00	0.00	0.00	143,386.53	0.00
D	04/01/23 - 04/30/23	30	0.00	123,502.50	0.00	123,502.50	0.00	0.00	0.00	123,502.50	0.00
E	04/01/23 - 04/30/23	30	0.00	58,811.50	0.00	58,811.50	0.00	0.00	0.00	58,811.50	0.00
F	04/01/23 - 04/30/23	30	0.00	23,523.50	0.00	23,523.50	0.00	0.00	0.00	23,523.50	0.00
G	04/01/23 - 04/30/23	30	338,360.33	80,560.40	0.00	80,560.40	16,221.00	0.00	0.00	64,339.39	354,581.33
VRR	04/01/23 - 04/30/23	30	17,809.15	144,242.08	0.00	144,242.08	853.75	0.00	0.00	143,388.34	18,662.90
Totals			356,169.48	2,884,841.16	0.00	2,884,841.16	17,074.75	0.00	0.00	2,867,766.41	373,244.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515DAW4	4.663988%	11,437,995.00	8,972,153.65	15,138.69	34,871.68	0.00	0.00	50,010.37	8,957,014.96
V-A (EC)	N/A	4.663988%	23,792,115.00	18,662,931.02	31,489.92	72,536.41	0.00	0.00	104,026.33	18,631,441.10
V-BC (Cert)	12515DBV5	4.663988%	1,297,277.00	1,297,277.00	0.00	5,042.07	0.00	0.00	5,042.07	1,297,277.00
V-BC (EC)	N/A	4.663988%	2,698,460.00	2,698,460.00	0.00	10,487.99	0.00	0.00	10,487.99	2,698,460.00
V-D (Cert)	12515DBR4	4.663988%	767,406.00	767,406.00	0.00	2,982.64	0.00	0.00	2,982.64	767,406.00
V-D (EC)	N/A	4.663988%	1,596,278.00	1,596,278.00	0.00	6,204.19	0.00	0.00	6,204.19	1,596,278.00
V-E (Cert)	12515DBS2	4.663988%	1,114,572.00	1,012,181.22	0.00	3,656.82	0.00	0.00	3,656.82	1,012,181.22
V-E (EC)	N/A	4.663988%	2,318,420.00	2,105,437.06	0.00	7,606.55	0.00	0.00	7,606.55	2,105,437.06
Regular Interest Total			45,022,523.00	37,112,123.95	46,628.61	143,388.35	0.00	0.00	190,016.96	37,065,495.34

Exchangeable Certificate Details
V-A	12515DAW4	4.663988%	35,230,110.00	8,972,153.65	15,138.69	34,871.68	0.00	0.00	50,010.37	8,957,014.96
V-BC	12515DBV5	4.663988%	3,995,737.00	1,297,277.00	0.00	5,042.07	0.00	0.00	5,042.07	1,297,277.00
V-D	12515DBR4	4.663988%	2,363,684.00	767,406.00	0.00	2,982.64	0.00	0.00	2,982.64	767,406.00
V-E	12515DBS2	4.663988%	3,432,992.00	1,012,181.22	0.00	3,656.82	0.00	0.00	3,656.82	1,012,181.22
V-2	12515DBT0	4.663988%	45,022,523.00	25,063,106.07	31,489.92	96,835.13	0.00	0.00	128,325.05	25,031,616.15
Exchangeable Certificates Total			90,045,046.00	37,112,123.94	46,628.61	143,388.34	0.00	0.00	190,016.95	37,065,495.33

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515DAW4	254.67288209	0.42970885	0.98982603	0.00000000	0.00000000	0.00000000	0.00000000	1.41953488	254.24317324
V-BC	12515DBV5	324.66526200	0.00000000	1.26186233	0.00000000	0.00000000	0.00000000	0.00000000	1.26186233	324.66526200
V-D	12515DBR4	324.66522598	0.00000000	1.26186072	0.00000000	0.00000000	0.00000000	0.00000000	1.26186072	324.66522598
V-E	12515DBS2	294.83937626	0.00000000	1.06519910	0.08074007	1.76498227	0.00000000	0.00000000	1.06519910	294.83937626
V-2	12515DBT0	556.67928850	0.69942593	2.15081527	0.01280626	0.27994277	0.00000000	0.00000000	2.85024120	555.97986257

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,800,338.46
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,895,967.53	Master Servicing Fee	4,853.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,639.01
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	309.27
ARD Interest	0.00	Operating Advisor Fee	1,324.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,895,967.53	Total Fees	11,126.35

Principal		Expenses/Reimbursements
Scheduled Principal	932,572.05	Reimbursement for Interest on Advances	99.74
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,457.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	517.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	932,572.05	Total Expenses/Reimbursements	17,074.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,867,766.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	932,572.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,800,338.46
Total Funds Collected	3,828,539.58	Total Funds Distributed	3,828,539.55

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	742,242,357.05	742,242,357.05	Beginning Certificate Balance	742,242,357.05
(-) Scheduled Principal Collections	932,572.05	932,572.05	(-) Principal Distributions	932,572.05
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	741,309,785.00	741,309,785.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	742,327,665.44	742,327,665.44	Ending Certificate Balance	741,309,785.00
Ending Actual Collateral Balance	741,401,974.60	741,401,974.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP
7,499,999 or less	12	60,701,842.81	8.19%	47	4.7560	2.268950	1.39 or less	9	178,234,495.39	24.04%	44	4.6759	1.034452
7,500,000 to 14,999,999	12	125,261,131.49	16.90%	46	4.7783	2.150591	1.40 to 1.44	4	82,409,730.64	11.12%	44	4.5757	1.412153
15,000,000 to 24,999,999	12	230,599,475.29	31.11%	45	4.6238	1.437491	1.45 to 1.54	5	58,341,442.92	7.87%	46	5.0266	1.508628
25,000,000 to 49,999,999	3	92,544,587.30	12.48%	45	4.8461	1.773867	1.55 to 1.99	8	142,203,244.92	19.18%	47	4.7511	1.748104
50,000,000 to 74,999,999	3	174,185,441.86	23.50%	45	4.5444	1.793260	2.00 to 2.49	6	83,934,056.42	11.32%	46	4.6355	2.214207
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	6	111,437,092.78	15.03%	44	4.5029	2.632771
Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866	2.88 or greater	4	26,732,415.68	3.61%	47	4.6124	3.685928
							Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP
							Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP
Arizona	3	15,827,444.01	2.14%	45	5.0872	2.698862
							Industrial	3	32,768,824.53	4.42%	47	4.7564	1.705814
California	9	196,769,377.32	26.54%	46	4.5823	1.799644
							Lodging	7	156,819,345.28	21.15%	44	4.5576	1.775532
Colorado	1	16,799,944.71	2.27%	47	4.6000	1.330000
							Mixed Use	1	27,350,481.76	3.69%	45	5.3100	1.490000
Florida	6	26,983,535.13	3.64%	47	4.8111	2.344988
							Multi-Family	1	7,522,032.22	1.01%	44	5.2000	1.600000
Georgia	2	15,726,947.81	2.12%	47	4.7009	2.939035
							Office	13	265,006,445.55	35.75%	46	4.5945	1.693101
Hawaii	2	73,357,359.87	9.90%	39	4.3057	2.332602
							Retail	11	99,161,134.02	13.38%	44	4.7466	1.346075
Illinois	2	16,227,477.91	2.19%	47	4.6100	1.620000
							Self Storage	12	94,664,215.39	12.77%	46	4.7574	2.596940
Indiana	1	17,954,540.93	2.42%	45	4.9200	1.680000
							Totals	54	741,309,785.00	100.00%	45	4.6819	1.752866
Kentucky	1	18,399,013.55	2.48%	45	4.7200	1.010000

Michigan	2	26,944,218.69	3.63%	47	4.6569	1.663301

Missouri	1	5,297,849.67	0.71%	47	4.7800	2.440000

Nevada	1	7,184,938.44	0.97%	47	4.7390	2.000000

New York	8	139,631,480.70	18.84%	46	4.6943	1.592390

Ohio	4	75,048,094.29	10.12%	45	4.9662	1.193766

Tennessee	1	2,986,987.67	0.40%	47	4.9100	1.350000

Texas	4	28,153,268.05	3.80%	46	4.8582	1.854727

Totals	54	741,309,785.00	100.00%	45	4.6819	1.752866

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP
	4.4999% or less	7	129,605,000.00	17.48%	45	4.2932	1.956884	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	16	364,060,181.52	49.11%	45	4.6590	1.673372	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	19	189,627,297.23	25.58%	46	4.9620	1.857809	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	683,292,478.75	92.17%	45	4.6737	1.778333
								Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP
	59 months or less	42	683,292,478.75	92.17%	45	4.6737	1.778333	Interest Only	9	160,605,000.00	21.67%	45	4.3692	1.960163
60 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	33	522,687,478.75	70.51%	45	4.7673	1.722462
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866
	Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	58,017,306.25	7.83%	47	4.7776	NAP			No outstanding loans in this group
Underwriter's Information		3	51,285,273.53	6.92%	46	4.6952	1.681025
	12 months or less	37	602,857,506.73	81.32%	45	4.6683	1.794595
	13 months to 24 months	2	29,149,698.49	3.93%	45	4.7477	1.613196
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	741,309,785.00	100.00%	45	4.6819	1.752866
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2A4	30312146	OF	Sunnyvale	CA	Actual/360	4.550%	111,673.33	38,971.16	0.00	N/A	01/06/27	--	29,453,620.13	29,414,648.97	05/06/23
2A5	30312147	OF	Sunnyvale	CA	Actual/360	4.550%	93,061.11	32,475.97	0.00	N/A	01/06/27	--	24,544,683.44	24,512,207.47	05/06/23
2A6	30312148	OF	Sunnyvale	CA	Actual/360	4.550%	74,448.88	25,980.76	0.00	N/A	01/06/27	--	19,635,746.79	19,609,766.03	05/06/23
3	30298188	LO	Various	Various	Actual/360	4.720%	242,966.70	94,929.69	0.00	N/A	02/06/27	--	61,771,193.76	61,676,264.07	05/06/23
4	30312418	OF	Monterey Park	CA	Actual/360	4.700%	219,214.01	85,356.04	0.00	N/A	04/06/27	--	55,969,533.83	55,884,177.79	05/06/23
5	30312419	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	05/01/23
6A1	30312420	SS	Long Island City	NY	Actual/360	4.735%	141,443.57	66,853.86	0.00	N/A	02/06/27	--	35,846,310.43	35,779,456.57	05/06/23
6A4	30312421	SS	Long Island City	NY	Actual/360	4.735%	35,360.89	16,713.47	0.00	N/A	02/06/27	--	8,961,577.40	8,944,863.93	05/06/23
7	30312385	MU	Cleveland	OH	Actual/360	5.310%	121,289.38	59,548.45	0.00	N/A	02/06/27	--	27,410,030.21	27,350,481.76	04/06/23
8	30312121	OF	Brooklyn	NY	Actual/360	4.730%	94,600.00	0.00	0.00	N/A	01/06/27	--	24,000,000.00	24,000,000.00	04/06/23
10	30312387	OF	New York	NY	Actual/360	4.470%	87,537.50	0.00	0.00	N/A	03/06/27	--	23,500,000.00	23,500,000.00	05/06/23
11	30312388	RT	Compton	CA	Actual/360	4.790%	78,437.02	31,615.81	0.00	N/A	03/06/27	--	19,650,192.87	19,618,577.06	05/06/23
12	30312389	OF	Carmel	IN	Actual/360	4.920%	73,747.45	32,641.15	0.00	N/A	02/06/27	--	17,987,182.08	17,954,540.93	04/06/23
13	30312390	RT	Lynnwood	WA	Actual/360	5.040%	73,825.01	31,332.43	0.00	N/A	02/06/27	--	17,577,382.51	17,546,050.08	05/06/23
14	30312391	RT	Kailua Kona	HI	Actual/360	4.665%	65,155.80	27,975.68	0.00	N/A	12/06/25	--	16,760,335.55	16,732,359.87	05/06/23
15	30312392	LO	Denver	CO	Actual/360	4.600%	64,506.24	27,769.75	0.00	N/A	04/06/27	--	16,827,714.46	16,799,944.71	05/06/23
16	30312393	OF	Troy	MI	Actual/360	4.540%	64,808.79	26,822.87	0.00	N/A	04/06/27	--	17,130,077.56	17,103,254.69	05/06/23
17	30312394	OF	Malibu	CA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	05/06/23
18	30312395	IN	Norwich	NY	Actual/360	4.900%	67,643.62	24,437.47	0.00	04/06/27	04/06/35	--	16,565,784.09	16,541,346.62	05/06/23
19	30312396	IN	Various	IL	Actual/360	4.610%	62,426.07	22,258.89	0.00	N/A	04/06/27	--	16,249,736.80	16,227,477.91	05/06/23
20	30312397	SS	Orangeburg	NY	Actual/360	4.820%	54,294.46	24,586.78	0.00	N/A	04/06/27	--	13,517,292.19	13,492,705.41	05/06/23
21	30312398	SS	Santa Monica	CA	Actual/360	4.200%	46,741.51	26,611.07	0.00	N/A	04/06/27	--	13,354,716.61	13,328,105.54	05/06/23
22	30298147	LO	Tempe	AZ	Actual/360	5.140%	55,098.91	18,531.48	0.00	N/A	01/06/27	--	12,863,559.81	12,845,028.33	05/06/23
23	30298385	RT	Irving	TX	Actual/360	4.693%	44,826.24	21,246.45	0.00	N/A	04/06/27	--	11,462,067.52	11,440,821.07	05/06/23
24	30312399	SS	Various	FL	Actual/360	4.820%	48,765.08	16,022.71	0.00	N/A	04/06/27	--	12,140,683.26	12,124,660.55	05/06/23
25	30312400	OF	Malibu	CA	Actual/360	4.700%	46,020.83	0.00	0.00	N/A	05/06/27	--	11,750,000.00	11,750,000.00	04/06/23
26	30312401	OF	Torrance	CA	Actual/360	4.430%	41,346.67	0.00	0.00	N/A	05/06/27	--	11,200,000.00	11,200,000.00	05/06/23
27	30312402	RT	Flint	MI	Actual/360	4.860%	39,928.48	17,920.17	0.00	N/A	03/06/27	--	9,858,884.17	9,840,964.00	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30312403	MF	Palm Bay	FL	Actual/360	4.900%	38,694.86	17,031.45	0.00	N/A	04/06/27	--	9,476,291.41	9,459,259.96	05/06/23
29	30312404	LO	Roslyn	NY	Actual/360	4.790%	35,483.32	16,241.51	0.00	N/A	04/06/27	--	8,889,349.68	8,873,108.17	05/06/23
30	30312405	RT	Warner Robins	GA	Actual/360	4.830%	35,189.88	15,878.70	0.00	N/A	04/06/27	--	8,742,826.51	8,726,947.81	05/06/23
31	30312406	RT	New York	NY	Actual/360	4.300%	30,458.33	0.00	0.00	N/A	04/06/27	--	8,500,000.00	8,500,000.00	07/06/22
32	30298090	MF	Houston	TX	Actual/360	5.200%	32,652.61	13,184.42	0.00	N/A	01/06/27	--	7,535,216.64	7,522,032.22	05/06/23
33	30298418	RT	Las Vegas	NV	Actual/360	4.739%	28,426.85	13,251.91	0.00	N/A	04/06/27	--	7,198,190.35	7,184,938.44	05/06/23
34	30298439	OF	West Palm Beach	FL	Actual/360	4.490%	25,177.44	12,779.41	0.00	N/A	05/06/27	--	6,728,936.80	6,716,157.39	05/06/23
35	30298387	RT	Phoenix	AZ	Actual/360	5.050%	27,691.42	10,100.29	0.00	N/A	04/06/27	--	6,580,140.20	6,570,039.91	05/06/23
36	30312407	SS	Stone Mountain	GA	Actual/360	4.540%	26,483.33	0.00	0.00	N/A	03/06/27	--	7,000,000.00	7,000,000.00	05/06/23
37	30312408	OF	San Diego	CA	Actual/360	4.400%	24,860.00	0.00	0.00	N/A	04/06/27	--	6,780,000.00	6,780,000.00	05/06/23
38	30298440	RT	Palm Beach Gardens	FL	Actual/360	4.790%	20,761.52	9,503.01	0.00	N/A	04/06/27	--	5,201,215.14	5,191,712.13	05/06/23
39	30312409	OF	Creve Coeur	MO	Actual/360	4.780%	21,134.91	7,985.01	0.00	N/A	04/06/27	--	5,305,834.68	5,297,849.67	05/06/23
40	30312410	SS	Tampa	FL	Actual/360	4.830%	20,754.88	6,793.20	0.00	N/A	04/06/27	--	5,156,491.69	5,149,698.49	05/06/23
41	30298438	RT	Palm Beach Gardens	FL	Actual/360	4.790%	18,065.22	8,268.85	0.00	N/A	04/06/27	--	4,525,732.81	4,517,463.96	05/06/23
42	30312411	SS	Houston	TX	Actual/360	4.360%	18,166.67	0.00	0.00	N/A	04/06/27	--	5,000,000.00	5,000,000.00	05/06/23
43	30312412	RT	Massillon	OH	Actual/360	5.250%	19,372.11	7,547.82	0.00	N/A	04/06/27	--	4,427,909.83	4,420,362.01	05/06/23
44	30312413	RT	Loganville	GA	Actual/360	5.250%	19,272.76	7,509.12	0.00	N/A	04/06/27	--	4,405,202.49	4,397,693.37	05/06/23
45	30312414	SS	Fort Worth	TX	Actual/360	5.290%	18,498.30	5,796.85	0.00	N/A	04/06/27	--	4,196,211.61	4,190,414.76	05/06/23
46	30312415	RT	Columbia	TN	Actual/360	4.910%	12,243.73	5,370.02	0.00	N/A	04/06/27	--	2,992,357.69	2,986,987.67	05/06/23
47	30312416	SS	Various	AZ	Actual/360	4.860%	12,097.93	4,728.37	0.00	N/A	04/06/27	--	2,987,144.05	2,982,415.68	05/06/23
Totals							2,895,967.53	932,572.05	0.00				742,242,357.05	741,309,785.00
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A4	15,674,412.92	3,949,975.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	15,674,412.92	3,949,975.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	15,674,412.92	3,949,975.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,604,013.37	1,334,157.69	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,415,282.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	159,055,258.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	12,478,633.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	12,478,633.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	26,565,132.33	0.00	--	--	--	0.00	0.00	180,552.31	180,552.31	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	94,500.00	94,500.00	0.00	0.00
10	688,154.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,723,059.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	106,313.66	106,313.66	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,623,489.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,352,165.78	461,221.96	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,352,421.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,751,943.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,038,093.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,675,256.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,412,881.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,674,620.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,373,104.71	335,327.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,004,927.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,178,439.44	0.00	--	--	--	0.00	0.00	45,971.87	45,971.87	0.00	0.00
26	1,344,870.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,181,967.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,083,485.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,399,697.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(99,149.00)	0.00	--	--	05/08/23	0.00	0.00	30,347.83	308,285.51	0.00	0.00
32	903,973.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,029,564.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	618,737.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,304,201.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	579,330.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	604,673.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	867,396.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	763,094.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	522,196.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	692,273.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	429,385.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	511,571.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	287,154.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	682,804.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	313,175,979.88	13,980,633.51				0.00	0.00	457,685.67	735,623.35	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681851%	4.663863%	45
04/12/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.681976%	4.663988%	46
03/10/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682091%	4.664102%	47
02/10/23	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682234%	4.664245%	48
01/12/23	1	11,750,000.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682347%	4.664357%	49
12/12/22	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682459%	4.664468%	50
11/14/22	0	0.00	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682580%	4.664589%	51
10/13/22	0	0.00	1	8,500,000.00	1	11,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682691%	4.664699%	52
09/12/22	0	0.00	1	11,750,000.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682810%	4.664818%	53
08/12/22	0	0.00	1	11,750,000.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.682919%	4.664926%	54
07/12/22	0	0.00	1	18,265,203.32	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.683027%	4.665034%	55
06/10/22	1	18,296,575.96	0	0.00	1	8,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.635856%	4.618131%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312385	04/06/23	0	B	180,552.31	180,552.31	0.00	27,410,030.21	10/27/20	98
8	30312121	04/06/23	0	B	94,500.00	94,500.00	0.00	24,000,000.00
12	30312389	04/06/23	0	B	106,313.66	106,313.66	0.00	17,987,182.08	06/28/19	98
25	30312400	04/06/23	0	B	45,971.87	45,971.87	0.00	11,750,000.00	06/09/22	1
31	30312406	07/06/22	9	6	30,347.83	308,285.51	1,885.00	8,500,000.00	06/23/21	2
Totals					457,685.67	735,623.35	1,885.00	89,647,212.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		16,732,360	16,732,360	0		0
37 - 48 Months		708,036,079	699,536,079	8,500,000		0
49 - 60 Months		0	0	0		0
> 60 Months		16,541,347	16,541,347	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	741,309,785	732,809,785	0	0	8,500,000	0
Apr-23	742,242,357	733,742,357	0	0	8,500,000	0
Mar-23	743,095,176	734,595,176	0	0	8,500,000	0
Feb-23	744,172,944	735,672,944	0	0	8,500,000	0
Jan-23	745,017,787	724,767,787	11,750,000	0	8,500,000	0
Dec-22	745,859,140	737,359,140	0	0	8,500,000	0
Nov-22	746,773,521	738,273,521	0	0	8,500,000	0
Oct-22	747,607,621	727,357,621	0	8,500,000	11,750,000	0
Sep-22	748,515,011	728,265,011	0	11,750,000	8,500,000	0
Aug-22	749,341,916	729,091,916	0	11,750,000	8,500,000	0
Jul-22	750,165,406	723,400,203	0	18,265,203	8,500,000	0
Jun-22	846,062,570	724,265,994	18,296,576	0	103,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312385	27,350,481.76	27,410,030.21	362,000,000.00	12/01/17	23,782,945.33	1.49000	09/30/22	02/06/27	227
12	30312389	17,954,540.93	17,987,182.08		--	6,644,721.00	1.68000	01/25/17	02/06/27	284
25	30312400	11,750,000.00	11,750,000.00	18,100,000.00	02/16/17	2,146,726.44	3.83000	09/30/22	05/06/27	287
31	30312406	8,500,000.00	8,500,000.00	11,500,000.00	03/01/23	(112,909.00)	(0.30000)	09/30/22	04/06/27	I/O
Totals		65,555,022.69	65,647,212.29	391,600,000.00		32,461,483.77

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312385	MU	OH	10/27/20	98

5/8/2023 - The Loan transferred for Imminent Monetary Default at the Borrower''s request as a result of the Covid-19 pandemic. The Lender approved a direct franchise with Marriott. The Borrower submitted a proposal for a payment deferral to help fund cape x costs. Negotiations with the Borrower and the Mezzanine Lender are in process and the Loan remains current at this time.

12	30312389	OF	IN	06/28/19	98

5/8/2023 - On January 15, 2020, the Special Servicer conditionally approved an LOI for 92,552SF and documented an SNDA associated with the LOI. On September 21, 2020, the Borrower and APTIV Services US, LLC entered into a Lease for

81,212 SF. On January 8 ,2021, the Guarantor passed away. The Borrower and Special Servicer have completed the documentation of the Replacement Guarantor. On August 9, 2022, the Special Servicer conditionally approved a 27.4k SF lease between the Borrower and Byrider. The Borro wer has since requested the Lender approve changes relating to Byrider lease. On February 6, 2023 the Lender approved the changes to the Byrider lease in which Byrider would occupy

26,220 SF through 5/2034. Special Servicer is continuing to monitor leasin g activityand property performance.

25	30312400	OF	CA	06/09/22	1

5/8/2023 - Loan transferred to special servicing for Imminent Monetary Default as a result of the loss of the property''s sole tenant, Regus. Lender and borrower parties entered into a reinstatement agreement providing for the reinstatement of the loan, i n addition to the creation of a shortfall reserve, to be utilized for future debt service shortfalls. The loan is expected to remain in special servicing for a short rehab period prior to being returned to the master servicer.

31	30312406	RT	NY	06/23/21	2

5/8/2023 - Loan transferred for imminent monetary default at Borrower s request as a result of the Covid-19 pandemic. A pre-negotiation letter was signed and Special Servicer is dual tracking settlement discussions with foreclosure litigation. A short t erm lease was recently approved. New shot term lease being reviewed. Short-term lease approved and receiver order entered, and receiver is in place.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30298188	64,443,060.49	4.72000%	64,443,060.49 4.72000%		8	09/23/20	09/23/20	09/25/20
3	30298188	0.00	4.72000%	0.00	4.72000%	8	09/25/20	09/23/20	09/23/20
22	30298147	13,379,398.33	5.14000%	13,379,398.33 5.14000%		8	09/23/20	09/23/20	09/29/20
22	30298147	0.00	5.14000%	0.00	5.14000%	8	09/29/20	09/23/20	09/23/20
Totals		77,822,458.82		77,822,458.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	30312417	07/12/22	95,000,000.00	210,000,000.00	1,188,925.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
9	30312386	04/12/22	22,223,479.23	26,200,000.00	20,425,868.22	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	0.00	6,307,473.42	26.28%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,223,479.23	236,200,000.00	21,614,793.40	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	0.00	6,307,473.42

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	30312417	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	30312386	04/12/22	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	99.74	0.00	0.00	0.00
7	0.00	0.00	5,710.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,747.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	517.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,457.75	0.00	517.25	0.00	0.00	0.00	99.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,074.74

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Supplemental Notes
None

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